Federated Hermes MDT Small Cap Value Fund
(formerly, Federated Hermes Clover Small Value Fund)
Portfolio of Investments
December 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—2.2%
124,808	[1]	Bumble, Inc.	$ 445,565
147,635	[1]	E.W. Scripps Co.	589,064
4,377	[1]	Echostar Holding Corp.	475,780
87,740	[1]	Lumen Technologies, Inc.	681,740
12,269	[1]	Sphere Entertainment Co.	1,166,536
		TOTAL	3,358,685
		Consumer Discretionary—9.5%
34,850	[1]	Adient PLC	668,075
3,535	[1]	Adtalem Global Education, Inc.	365,766
16,566		Advance Auto Parts, Inc.	651,044
66,892	[1]	American Axle & Manufacturing Holdings, Inc.	428,778
61,684	[1]	Bed Bath & Beyond, Inc.	336,795
157,177		Bloomin Brands, Inc.	969,782
70,600		Caleres, Inc.	859,202
48,896	[1]	Capri Holdings Ltd.	1,193,062
25,162	[1]	El Pollo Loco Holdings, Inc.	263,195
77,694	[1]	European Wax Center, Inc.	279,698
79,319	[1]	Garrett Motion, Inc.	1,382,530
25,548	[1]	Helen of Troy Ltd.	542,895
33,207		Kohl’s Corp.	677,755
140,314	[2]	Krispy Kreme, Inc.	564,062
4,982		Monro, Inc.	99,839
66,190	[1]	National Vision Holdings, Inc.	1,709,026
116,820	[1]	PetMed Express, Inc.	373,824
17,745		Polaris, Inc., Class A	1,122,371
15,338	[1]	Taylor Morrison Home Corp.	902,948
40,917	[1]	ThredUp, Inc.	261,460
13,513	[1]	Victoria’s Secret & Co.	731,999
18,859		Wolverine World Wide, Inc.	342,291
		TOTAL	14,726,397
		Consumer Staples—2.5%
34,494	[2]	B&G Foods, Inc., Class A	148,324
9,322		Cal-Maine Foods, Inc.	741,752
42,194		Dole PLC	632,488
46,757	[1,2]	Medifast, Inc.	499,365
77,685		MGP Ingredients, Inc.	1,887,745
		TOTAL	3,909,674
		Energy—6.1%
85,585		Ardmore Shipping Corp.	906,345
58,754	[1]	CNX Resources Corp.	2,160,385
8,947		Comstock Resources, Inc.	207,391
58,149	[1]	Expro Group Holdings NV	776,289
16,250	[1]	Green Plains, Inc.	159,250
69,659	[1]	Helix Energy Solutions Group, Inc.	436,762
35,428		Murphy Oil Corp.	1,107,125
29,706	[1]	Oil States International, Inc.	201,110

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
18,254		PBF Energy, Inc.	$ 495,048
44,395		Peabody Energy Corp.	1,318,532
8,544		Scorpio Tankers, Inc.	434,292
68,714	[1]	Talos Energy, Inc.	757,228
5,455	[1]	Valaris Ltd.	274,932
11,631		World Kinect Corp.	272,514
		TOTAL	9,507,203
		Financials—26.8%
35,626		Amalgamated Financial Corp.	1,141,101
4,801		Amerisafe, Inc.	184,406
44,610		Artisan Partners Asset Management, Inc.	1,817,411
3,161		BancFirst Corp.	335,129
5,993		Bank of Hawaii Corp.	409,741
48,267		BankUnited, Inc.	2,151,260
146,577	[2]	BrightSpire Capital, Inc.	820,831
60,522		Byline Bancorp, Inc.	1,764,216
3,183		City Holding Co.	379,414
53,026		CNO Financial Group, Inc.	2,252,014
15,352	[1]	Customers Bancorp, Inc.	1,122,538
25,264		FB Financial Corp.	1,409,731
3,238		Federal Agricultural Mortgage Association, Class C	568,496
23,388		First Business Financial Services, Inc.	1,269,968
5,888		First Financial Corp.	355,753
94,613		Flagstar Bank, N.A.	1,191,178
54,744		Fulton Financial Corp.	1,058,202
54,947	[1]	Hamilton Insurance Group Ltd.	1,533,021
8,079		Hancock Whitney Corp.	514,471
38,094		Independent Bank Corp./MI	1,239,198
18,891		Jackson Financial, Inc.	2,014,725
3,263	[1,2]	Lemonade, Inc.	232,260
42,744	[1]	LendingClub Corp.	809,571
12,115		Mercury General Corp.	1,139,537
19,546		Midland States Bancorp, Inc.	413,789
27,651	[1]	NB Bancorp, Inc.	548,043
20,172		Northpointe Bancshares, Inc.	338,486
36,103		OFG Bancorp	1,479,501
17,803		Origin Bancorp, Inc.	669,571
15,664	[1]	PagSeguro Digital Ltd.	151,001
16,057		Peapack-Gladstone Financial Corp.	447,188
17,244		Peoples Bancorp, Inc.	517,837
6,202		Preferred Bank Los Angeles, CA	585,655
10,315		QCR Holdings, Inc.	859,240
17,674		Sierra Bancorp	577,586
66,591	[1]	Siriuspoint Ltd.	1,457,677
35,815	[1]	Skyward Specialty Insurance Group, Inc.	1,830,505
7,200		Southern Missouri Bancorp, Inc.	425,664
33,454	[1]	StoneCo Ltd.	494,785
6,809	[1]	Texas Capital Bancshares, Inc.	616,487
22,309		TowneBank	744,451
24,872		TPG RE Finance Trust, Inc.	214,148
49,906		Trustmark Corp.	1,943,839
8,243		UMB Financial Corp.	948,275

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
2,423		Victory Capital Holdings, Inc.	$ 152,867
42,715		Western New England Bancorp, Inc.	539,063
		TOTAL	41,669,830
		Health Care—11.9%
105,765	[1]	4D Molecular Therapeutics, Inc.	793,238
43,361	[1]	AMN Healthcare Services, Inc.	683,368
18,950	[1]	Amphastar Pharmaceuticals, Inc.	507,481
11,576	[1]	AngioDynamics, Inc.	148,636
75,795	[1]	Aquestive Therapeutics, Inc.	489,636
38,564	[1]	Arvinas, Inc.	457,369
16,785	[1]	Bridgebio Pharma, Inc.	1,283,885
4,013	[1]	Cytokinetics, Inc.	254,986
54,797	[1]	Emergent BioSolutions, Inc.	677,291
62,185	[1]	EyePoint, Inc.	1,136,120
25,189	[1]	Indivior PLC	903,781
36,114	[1]	Inogen, Inc.	242,686
83,845	[1,2]	Intellia Therapeutics, Inc.	753,767
234,792	[1]	Ironwood Pharmaceuticals, Inc.	791,249
9,767	[1]	Livanova PLC	600,964
124,831	[1]	Myriad Genetics, Inc.	767,711
117,579	[1]	Neogen Corp.	821,877
27,774	[1]	Omnicell, Inc.	1,258,162
11,148		Phibro Animal Health Corp.	416,489
95,968	[1]	Prothena Corp. PLC	916,494
7,113	[1]	PTC Therapeutics, Inc.	540,304
12,884	[1,2]	Septerna, Inc.	359,206
15,492	[1]	Travere Therapeutics, Inc.	591,949
35,615	[1]	TruBridge, Inc.	786,023
59,338	[1]	Vanda Pharmaceuticals, Inc.	523,361
2,357	[1]	Vaxcyte, Inc.	108,752
23,519	[1]	Viridian Therapeutics, Inc.	731,911
30,727	[1]	Waystar Holding Corp.	1,006,309
		TOTAL	18,553,005
		Industrials—12.4%
18,580	[1]	Allegiant Travel Co.	1,584,317
12,187		Apogee Enterprises, Inc.	443,729
51,175	[1]	Array Technologies, Inc.	471,833
14,587		Atkore, Inc.	922,628
12,979	[1]	Blue Bird Corp.	610,013
41,755	[1]	BrightView Holdings, Inc.	529,036
41,837	[1]	Concrete Pumping Holdings, Inc.	280,726
42,866	[1]	CoreCivic, Inc.	819,169
11,622	[1]	DNOW, Inc.	153,992
933		Emcor Group, Inc.	570,800
2,458		EnerSys, Inc.	360,711
10,696	[1,2]	Fluence Energy, Inc.	211,567
35,823	[1]	Fluor Corp.	1,419,665
58,801	[1]	Fuelcell Energy, Inc.	429,835
11,706		Granite Construction, Inc.	1,350,287
3,304		Griffon Corp.	243,340
52,617	[1,2]	Hertz Global Holdings, Inc.	270,451
3,512	[1]	Huron Consulting Group, Inc.	607,260

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
13,140		Hyster-Yale, Inc.	$ 390,389
5,331		ICF International, Inc.	454,734
265,876	[1]	JELD-WEN Holding, Inc.	654,055
28,879		Kelly Services, Inc., Class A	254,135
21,612	[1]	Manitowoc, Inc.	259,128
10,333	[1]	NextPower, Inc.	900,108
57,231		Pitney Bowes, Inc.	604,932
9,704		Primoris Services Corp.	1,204,655
5,397	[1]	SkyWest, Inc.	541,913
195,862	[1]	TTEC Holdings, Inc.	705,103
16,331	[1]	V2X, Inc.	890,856
86,963		Wabash National Corp.	752,230
1,358		Watts Industries, Inc., Class A	374,835
		TOTAL	19,266,432
		Information Technology—7.1%
49,011		Adtran Holdings, Inc.	425,906
31,542	[1]	ASGN, Inc.	1,519,378
46,777	[1,2]	Cipher Mining Technologies, Inc.	690,428
15,495	[1]	Consensus Cloud Solutions, Inc.	338,101
83,036	[1]	Corsair Gaming, Inc.	493,234
8,301	[1]	Digi International, Inc.	359,350
52,647	[1]	Extreme Networks, Inc.	876,572
5,147	[1,2]	Life360, Inc.	330,129
126,787		Methode Electronics, Inc., Class A	841,866
7,468	[1]	Navitas Semiconductor Corporation	53,321
16,670	[1]	NetScout Systems, Inc.	451,090
11,249	[1]	nLight, Inc.	421,950
86,909	[1]	ON24, Inc.	691,796
19,503	[1]	Pagaya Technologies Ltd.	407,613
55,312	[1]	Penguin Solutions, Inc.	1,081,903
18,746	[1]	Riot Platforms, Inc.	237,512
4,120	[1]	Rogers Corp.	377,268
88,142	[1]	Unisys Corp.	243,272
36,277	[1]	ViaSat, Inc.	1,250,105
		TOTAL	11,090,794
		Materials—4.1%
88,396	[1]	Aspen Aerogels, Inc.	250,161
46,064	[1]	Coeur Mining, Inc.	821,321
12,726		Commercial Metals Corp.	880,894
259,575	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
5,914		H.B. Fuller Co.	351,646
80,150		Mativ Holdings, Inc.	973,822
17,129	[1]	Perimeter Solutions, Inc.	471,561
69,031	[1]	SSR Mining, Inc.	1,513,160
157,633		SunCoke Energy, Inc.	1,134,958
		TOTAL	6,397,523
		Real Estate—9.6%
84,059		American Healthcare REIT, Inc.	3,955,817
319,570	[2]	Brandywine Realty Trust	933,144
22,804		COPT Defense Properties	633,951
116,365	[1]	Cushman & Wakefield Ltd.	1,883,949
70,334		Essential Properties Realty Trust, Inc.	2,086,106

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
77,194		Newmark Group, Inc.	$ 1,338,544
46,205		Outfront Media, Inc.	1,113,541
46,078		RMR Group, Inc./The	686,562
21,145		SL Green Realty Corp.	969,921
28,175		Tanger, Inc.	940,200
26,868		Whitestone Project	373,197
		TOTAL	14,914,932
		Utilities—6.0%
17,159		Avista Corp.	661,308
18,288		Black Hills Corp.	1,269,553
25,051		Brookfield Infrastructure Corp.	1,137,316
17,384		California Water Service Group	753,249
8,665		H2O America	424,498
14,613		Hawaiian Electric Industries, Inc.	179,740
7,510		Northwest Natural Holding Co.	351,017
3,261	[1,2]	Oklo, Inc.	234,009
20,693		ONE Gas, Inc.	1,598,534
13,411		Otter Tail Corp.	1,083,743
35,125		Portland General Electric Co.	1,685,649
		TOTAL	9,378,616
		TOTAL COMMON STOCKS (IDENTIFIED COST $151,366,444)	152,773,091
		INVESTMENT COMPANY—4.8%
7,413,221		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[4] (IDENTIFIED COST $7,413,221)	7,413,221
		TOTAL INVESTMENT IN SECURITIES—103.0% (IDENTIFIED COST $158,779,665)	160,186,312
		OTHER ASSETS AND LIABILITIES - NET—(3.0)%[5]	(4,657,274)
		NET ASSETS—100%	$155,529,038
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 9/30/2025	$8,749,162
Purchases at Cost	$28,902,126
Proceeds from Sales	$(30,238,067)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$7,413,221
Shares Held as of 12/31/2025	7,413,221
Dividend Income	$83,483

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of December 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$4,455,377	$4,649,797

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$140,112,184	$—	$0	$140,112,184
International	12,660,907	—	—	12,660,907
Investment Company	7,413,221	—	—	7,413,221
TOTAL SECURITIES	$160,186,312	$—	$0	$160,186,312

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust